SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Text block [abstract]
SEGMENT INFORMATION
14.	SEGMENT INFORMATION
The Company operates in one reportable segment, being the acquisition, exploration and development of uranium properties. All of the Company’s non-current
assets are located in Canada.